Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	105 Months Ended
		Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	May 31, 2016
C000166084 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Ultra-Short Municipal Fund (Class A Shares)
Account Value		$ 10,832	$ 10,832	$ 10,832	$ 10,491	$ 10,145	$ 10,127	$ 10,211	$ 10,180	$ 10,004	$ 9,872	$ 9,826	$ 9,775
Average Annual Return, Percent	[1]	3.25%	1.25%	1.18%
C000166085 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Ultra-Short Municipal Fund (Class I Shares)
Account Value		$ 1,128,009	$ 1,128,009	$ 1,128,009	1,090,292	1,051,777	1,048,944	1,054,509	1,049,171	1,029,041	1,012,839	1,006,506	1,000,000
Average Annual Return, Percent		3.46%	1.46%	1.39%
Bloomberg US Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Index
Account Value		$ 11,954	$ 11,954	$ 11,954	11,610	11,013	11,605	11,682	11,559	10,560	10,142	9,894	10,000
Average Annual Return, Percent		2.96%	0.67%	2.06%
Bloomberg 1 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-Year Municipal Bond Index
Account Value		$ 11,360	$ 11,360	$ 11,360	$ 10,970	$ 10,596	$ 10,634	$ 10,700	$ 10,560	$ 10,304	$ 10,119	$ 10,051	$ 10,000
Average Annual Return, Percent		3.56%	1.47%	1.47%

[1]	Performance of Class A Shares reflects no initial sales charge. Prior to September 15, 2020, the maximum initial sales charge applicable to Class A Shares was 2.25%, which is not reflected in the performance shown in the table above.